Investment Properties - Summary of Investment Properties, Fair Value (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about investment property [line items]
Fair value	$ 12,538,083	$ 446,513	$ 12,854,071	$ 7,738,379
Fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about investment property [line items]
Fair value	$ 19,799,714	$ 705,118	$ 19,586,287